Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Cash-settled arrangements [member]
Statement [LineItems]
Summary of Option Activities under Plan and Changes

A summary of option activities under the Plan and changes during the years ended December 31, 2016, 2017 and 2018 is set forth in the following table:

Cash-settled arrangements	Number of Units	Weighted Average Exercise Price Per Unit		Weighted Average Remaining Contractual Term (in years)
		USD
Oustanding at January 1, 2016	273,147		19.28	1.1 year
Granted	110,250		8.10
Exercised	(20,022)		8.10
Forfeited, cancelled and expired	(16,608)		8.10

Oustanding at December 31, 2016	346,767	US$	16.91	1.3 year

Granted	—		—
Exercised	—		—
Forfeited, cancelled and expired	(73,710)		43.31
Transfer from cash-settled	(273,057)		(9.59)
arragements on April 12nd

Oustanding at December 31, 2017	—	US$	—	0 year

Equity-settled arrangements [member]
Statement [LineItems]
Summary of Option Activities under Plan and Changes

A summary of option activities under the Plan and changes during the years ended December 31, 2016, 2017 and 2018 is set forth in the following table:

Equity-settled arrangements	Number of Units	Weighted Average Exercise Price Per Unit		Weighted Average Remaining Contractual Term (in years)
		USD
Oustanding at January 1, 2016	—		—
Granted	23,250		8.10
Exercised	—		—
Forfeited, cancelled and expired	—		—

Oustanding at December 31, 2016	23,250	US$	8.10	0.8 year

Granted	127,500		8.10
Exercised	(30,308)		8.10
Forfeited, cancelled and expired	(23,879)		8.10
Transfer from cash-settled arragements on April 12nd	273,057		9.59

Oustanding at December 31, 2017	369,620	US$	9.20	0.7 year

Granted	828,000		4.37
Exercised	0		0
Forfeited, cancelled and expired	(239,436)		9.91

Oustanding at December 31, 2018	958,184	US$	4.85	2.26 years

Vested at December 31, 2017	381,282
Vested at December 31, 2018	296,351